UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/11

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Jason Schuck             Springfield, MA            07/11/11


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$621856
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102    10179 324076.00SH       SOLE                324076.00
Aflac Inc                      COM              001055102    12112 259477.47SH       SOLE                259477.47
Altria Group Inc               COM              02209S103      938 35527.00 SH       SOLE                 35527.00
American Electric Power        COM              025537101      233  6196.00 SH       SOLE                  6196.00
American Express Co            COM              025816109     8364 161782.53SH       SOLE                161782.53
Apache Corp                    COM              037411105    20839 168886.42SH       SOLE                168886.42
Apple Computer Inc             COM              037833100    13163 39213.00 SH       SOLE                 39213.00
Bank of America Corp           COM              060505104      152 13865.00 SH       SOLE                 13865.00
Bank of Montreal               COM              063671101    15007 236142.03SH       SOLE                236142.03
Becton Dickinson Corp          COM              075887109    12947 150245.85SH       SOLE                150245.85
Berkshire Hathaway Inc Del Cl  COM              084670702      268  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      399 17802.00 SH       SOLE                 17802.00
Bristol Myers Squibb           COM              110122108     1359 46944.00 SH       SOLE                 46944.00
Broadcom Corp                  COM              111320107     5188 154230.00SH       SOLE                154230.00
Calgon Carbon                  COM              129603106     6548 385187.00SH       SOLE                385187.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      398  3868.00 SH       SOLE                  3868.00
Chubb Corporation              COM              171232101     5792 92505.00 SH       SOLE                 92505.00
Cisco                          COM              17275R102    15758 1009451.87SH      SOLE               1009451.87
Coca Cola Co                   COM              191216100      816 12122.05 SH       SOLE                 12122.05
Corning Inc                    COM              219350105     1217 67075.00 SH       SOLE                 67075.00
Direxion Shs ETF Large Cap Bea COM              25459W151      529 15300.00 SH       SOLE                 15300.00
Dominion Resources Inc         COM              25746U109      810 16783.00 SH       SOLE                 16783.00
Duke Energy Corp               COM              26441C105      994 52764.00 SH       SOLE                 52764.00
Dupont                         COM              263534109      977 18070.00 SH       SOLE                 18070.00
EAFE Int'l                     COM              464287465    16803 279394.96SH       SOLE                279394.96
EAFE Int'l-Vanguard            COM              921943858    11279 296190.00SH       SOLE                296190.00
Emerging Markets MSCI          COM              464287234     3999 84005.00 SH       SOLE                 84005.00
Emerging Markets-Vanguard      COM              922042858     4519 92945.00 SH       SOLE                 92945.00
Equifax Inc                    COM              294429105     3876 111625.00SH       SOLE                111625.00
ExxonMobil Corp                COM              30231G102    24673 303188.02SH       SOLE                303188.02
Fiserv Inc                     COM              337738108    12699 202770.00SH       SOLE                202770.00
Fluor Corporation              COM              343412102    10643 164595.95SH       SOLE                164595.95
General Dynamics Corp          COM              369550108    12589 168935.48SH       SOLE                168935.48
General Electric               COM              369604103    15256 808933.51SH       SOLE                808933.51
Gerber Scientific Inc          COM              373730100      948 85212.00 SH       SOLE                 85212.00
Goldman Sachs                  COM              38141G104    13001 97683.00 SH       SOLE                 97683.00
Google Inc-CL A                COM              38259P508    16078 31751.00 SH       SOLE                 31751.00
Harris Corp                    COM              413875105      865 19200.00 SH       SOLE                 19200.00
Huntington Bancshares Inc      COM              446150104       76 11598.00 SH       SOLE                 11598.00
IBM                            COM              459200101      231  1346.00 SH       SOLE                  1346.00
IShares Biotech                COM              464287556    10959 102744.00SH       SOLE                102744.00
IShares Russell 2000           COM              464287655      947 11439.00 SH       SOLE                 11439.00
IShares S&P Preferred Stock In COM              464288687     3445 86875.00 SH       SOLE                 86875.00
ITT Inds Inc Ind               COM              450911102    15021 254890.96SH       SOLE                254890.96
Illinois Tool Works Inc        COM              452308109     3824 67695.00 SH       SOLE                 67695.00
Intel Corp                     COM              458140100    15037 678580.38SH       SOLE                678580.38
Ishares S&P 600                COM              464287804    20589 280811.54SH       SOLE                280811.54
JP Morgan Chase                COM              46625H100     5799 141650.00SH       SOLE                141650.00
Johnson & Johnson              COM              478160104    14997 225444.40SH       SOLE                225444.40
Kimberly-Clark Corp            COM              494368103     1007 15130.00 SH       SOLE                 15130.00
Kraft Foods Inc Cl A           COM              50075N104      946 26860.00 SH       SOLE                 26860.00
Lowes                          COM              548661107     1136 48752.00 SH       SOLE                 48752.00
Medtronic Inc                  COM              585055106    15499 402254.73SH       SOLE                402254.73
Merck & Co Inc                 COM              58933Y105      227  6422.00 SH       SOLE                  6422.00
Microsoft Corp                 COM              594918104    15460 594625.64SH       SOLE                594625.64
Minnesota Mng & Mfg            COM              88579Y101    15424 162615.40SH       SOLE                162615.40
Nalco Holding Co               COM              62985Q101     5477 196935.00SH       SOLE                196935.00
Nokia Corp Sponsored ADR       COM              654902204      508 79115.00 SH       SOLE                 79115.00
Northeast Utilities            COM              664397106      235  6674.00 SH       SOLE                  6674.00
Nutracea                       COM              67060N204       13 75129.00 SH       SOLE                 75129.00
Oracle Corp                    COM              68389X105    11583 351971.56SH       SOLE                351971.56
Paychex Inc                    COM              704326107    12035 391771.44SH       SOLE                391771.44
Peoples United Fin'l Inc       COM              712704105     1439 107050.00SH       SOLE                107050.00
Pfizer Inc                     COM              717081103     1330 64573.00 SH       SOLE                 64573.00
Phillip Morris International,  COM              718172109    11592 173609.62SH       SOLE                173609.62
Pitney Bowes                   COM              724479100      279 12150.00 SH       SOLE                 12150.00
ProShares Ultra Short 20yr     COM              74347R297      286  8297.00 SH       SOLE                  8297.00
Procter & Gamble               COM              742718109    17458 274634.12SH       SOLE                274634.12
Proshares Ultrashort 10 Year   COM              74347R313      233  6000.00 SH       SOLE                  6000.00
Qualcomm Inc                   COM              747525103    16868 297017.55SH       SOLE                297017.55
Rite Aid Corp                  COM              767754104       34 25625.00 SH       SOLE                 25625.00
SPDR Gold Trust                COM              78463V107      254  1742.00 SH       SOLE                  1742.00
SPDR S&P Midcap 400            COM              78467Y107     7065 39816.00 SH       SOLE                 39816.00
Schlumberger Ltd               COM              806857108     8217 95107.00 SH       SOLE                 95107.00
Searchlight Minerals Corp Com  COM              812224202       42 102850.00SH       SOLE                102850.00
Sirius XM Radio Inc            COM              82967N108      196 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       32 10625.00 SH       SOLE                 10625.00
Southern Co                    COM              842587107     1184 29328.00 SH       SOLE                 29328.00
Spdr Tr Unit Ser 1             COM              78462F103     5118 38779.00 SH       SOLE                 38779.00
Staples Inc                    COM              855030102      184 11650.00 SH       SOLE                 11650.00
Target Corp                    COM              87612E106    10915 232682.69SH       SOLE                232682.69
Transocean LTD                 COM              H8817H100     7222 111863.00SH       SOLE                111863.00
United Parcel Svc Cl B         COM              911312106    12680 173861.81SH       SOLE                173861.81
United Technologies            COM              913017109     2040 23047.00 SH       SOLE                 23047.00
Vanguard Info Tech             COM              92204A702      205  3230.00 SH       SOLE                  3230.00
Vanguard Mid Cap               COM              922908629     8586 106760.01SH       SOLE                106760.01
Vanguard Small Cap ETF         COM              922908751     1331 17055.00 SH       SOLE                 17055.00
Verizon Communications         COM              92343V104     1012 27186.00 SH       SOLE                 27186.00
Walt Disney                    COM              254687106    14912 381959.47SH       SOLE                381959.47
Wave Systems                   COM              943526301      113 40000.00 SH       SOLE                 40000.00
Xcel Energy Inc                COM              98389B100      205  8445.00 SH       SOLE                  8445.00
1-3 Yr Treasury ETF            ETF              464287457      294  3490.00 SH       SOLE                  3490.00
1-30 Laddered Treasury ETF     ETF              73936T524     1590 56613.00 SH       SOLE                 56613.00
Aggregate Bond ETF             ETF              464287226      329  3080.00 SH       SOLE                  3080.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    14248 133520.00SH       SOLE                133520.00
High Yield Bond ETF            ETF              78464A417      939 23340.00 SH       SOLE                 23340.00
Powershares 3X Short 25+       ETF              25154N530      235 10000.00 SH       SOLE                 10000.00
Total Bond Mkt ETF             ETF              921937835    20211 249027.00SH       SOLE                249027.00
Investment Co America Cls A                     461308108      288 9920.278 SH       SOLE                 9920.278
American Int GR Frac Warrant ( WT               ACG874152        0   168684 SH       SOLE                   168684